Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Other Liabilities
Other Liabilities

Note 13 — Other Liabilities

The following table summarizes other liabilities as of:

	March 31,	December 31,
	2021	2020
Other Liabilities, Current
Unearned insurance premiums	$815	$257
Other Liabilities
Unearned insurance premiums	1,423	1,680
Other long-term liabilities	147	135
Historic warrants liability	—	144
Other Liabilities, Long-term	$1,570	$1,959

Note 15 — Other Liabilities

Other Liabilities consists of the following as of December 31, 2020 and 2019:

	2020	2019
Other Liabilities, Current
Unearned insurance premiums	$257	$434
Other Liabilities
Unearned insurance premiums	1,680	719
Other long-term liabilities	135	97
Stock warrants liability	144	115
Other Liabilities, Long-term	$1,959	$931